Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,620,539
Total Corporate Bonds (identified cost $3,500,000)		$ 3,620,539

Tax-Exempt Municipal Obligations — 91.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$2,945	$ 3,024,157
Oklahoma Water Resources Board, (State Loan Program), 5.00%, 10/1/42	500	538,465
		$ 3,562,622
Education — 5.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.922%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,992,779
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	200	218,912
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,819,007
Connecticut State Health and Educational Facilities Authority, Area Cooperative Educational Services, 5.00%, 7/1/35	200	234,157
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 2.35%, 4/1/35(2)	3,250	3,250,000
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	1,640	1,640,113
5.00% to 5/13/32 (Put Date), 5/15/55	5,270	5,984,637
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,490,797
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.45%, 1/1/42(3)	1,500	1,500,000
Purdue University, IN, 4.00%, 7/1/40	1,310	1,310,229
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,377,385
University of Pittsburgh, PA, 4.00%, 9/15/44	3,075	2,915,465
		$ 27,733,481
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.5%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,037,287
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	526,631
5.00%, 1/1/41	475	514,755
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.55%, 10/1/42(3)	5,000	5,000,000
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,070,181
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	4,345	4,346,280
Utility Debt Securitization Authority, NY, 5.00%, 6/15/37	1,850	2,159,156
		$ 16,654,290
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 376,352
		$ 376,352
General Obligations — 12.2%
Adams County School District No. 14, CO, 5.00%, 12/1/33	$1,000	$ 1,161,831
Bar Harbor, ME, 5.00%, 9/1/42	340	374,048
Bonneville Joint School District No. 93, ID, 5.00%, 9/15/32	2,000	2,290,216
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	3,320	3,354,004
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,014,290
5.00%, 12/1/36	2,700	2,673,659
5.25%, 12/1/36	1,000	1,017,618
Crowley Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/33	500	572,836
5.00%, 2/1/34	720	833,445
5.00%, 2/1/35	550	642,879
5.00%, 2/1/36	750	863,335
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,054,522
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	1,000	1,058,789
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	285	263,296
Illinois:
5.00%, 11/1/26	5,000	5,091,077
5.50%, 5/1/30	500	535,233

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Keller Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	$1,000	$ 1,118,371
5.00%, 2/15/36	2,050	2,383,021
Knox Warren ETC Counties Community College District No. 518 Carl Sandburg, IL, 3.375%, 12/1/35	1,465	1,465,112
Maryland, 3.00%, 8/1/31	1,820	1,821,057
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,563,952
New York, NY, 5.00%, 8/1/33	3,060	3,511,107
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/35	3,750	4,328,398
Oregon:
5.00%, 5/15/31	425	470,489
5.00%, 5/15/33	1,450	1,591,842
5.00%, 5/15/35	400	435,703
5.00%, 5/15/36	750	812,133
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,067,106
Puerto Rico:
5.625%, 7/1/27	4,200	4,290,381
5.625%, 7/1/29	2,000	2,119,883
Texas, (AMT), 5.00%, 8/1/27	4,380	4,385,858
Wayne County, MI, Grosse Pointe Public School System, 5.00%, 5/1/41	585	644,904
		$ 57,810,395
Hospital — 4.8%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	$2,000	$ 1,960,518
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,560,623
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,435,204
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,067,718
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	404,918
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,704,385
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,019,915
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,009,808
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,314,911
		$ 22,478,000
Security	Principal Amount (000's omitted)	Value
Housing — 8.4%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$390	$ 398,283
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	540	491,456
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	5,012,535
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,500,719
3.75%, 4/1/27	2,095	2,095,106
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	942	883,275
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,866	1,784,038
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,550	1,602,314
Pennsylvania Housing Finance Agency, SFMR, 3.50%, 10/1/36	1,530	1,518,315
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	2,460	2,456,667
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,835,287
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott), 4.00%, 11/1/35	3,135	3,114,623
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	1,695	1,682,632
5.00%, 12/1/35	2,755	2,917,917
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	3,370	3,358,453
Virginia Housing Development Authority, 4.10%, 10/1/27	3,775	3,777,419
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	1,000	1,034,723
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	2,935	2,955,073
		$ 39,513,835
Industrial Development Revenue — 5.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 489,780
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 2.55%, 7/1/49(3)	2,500	2,500,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	2,335	2,346,237

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	$1,000	$ 1,031,539
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 3.125% to 10/1/30 (Put Date), 11/1/35	1,000	1,004,098
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,510,242
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	984,039
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,001,477
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,051,937
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(5)	860	828,455
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	415,478
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,879,886
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,022,054
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
(AMT), 3.45%, 6/1/49(6)	1,500	1,500,042
(AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,527,843
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,046,271
		$ 27,139,378
Insured - Education — 0.2%
Eastern Michigan University:
(BAM), 5.00%, 3/1/36	$400	$ 457,667
(BAM), 5.00%, 3/1/38	555	623,438
		$ 1,081,105
Insured - General Obligations — 1.3%
Gadsden, AL, (BAM), 5.00%, 10/1/35	$65	$ 75,003
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	1,260	1,116,401
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,625	3,322,597
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
New Haven, CT, (AG), 5.00%, 8/1/34	$900	$ 1,037,186
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	645	627,603
		$ 6,178,790
Insured - Hospital — 0.2%
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc):
(AG), 5.00%, 7/1/36	$380	$ 429,698
(AG), 5.00%, 7/1/37	500	561,236
		$ 990,934
Insured - Special Tax Revenue — 1.8%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/37(7)	$300	$ 345,157
(AG), 5.00%, 7/1/41(7)	355	393,800
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/36	1,650	1,768,580
(AG), 5.00%, 6/1/38	1,650	1,752,025
Enterprise Board of Education, AL, (BAM), 5.00%, 3/1/36	415	466,401
Garden State Preservation Trust, NJ, (AG), 5.75%, 11/1/28	635	672,199
Parish of Livingston, LA, Sales Tax Revenue:
(AG), 5.00%, 10/1/34	1,665	1,921,851
(AG), 5.00%, 10/1/35	750	871,361
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/32	350	397,376
		$ 8,588,750
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.00%, 1/1/27	$815	$ 833,570
(AG), (AMT), 5.00%, 1/1/28	1,000	1,038,758
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,375,964
		$ 5,248,292
Insured - Water and Sewer — 1.4%
Berkeley County Public Service Sewer District, WV, Green Bonds, (BAM), 5.00%, 6/1/37	$635	$ 689,375
Shreveport, LA, Water and Sewer Revenue, (AG), 5.00%, 12/1/34	2,920	3,260,269

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Yuma, AZ, Water and Sewer Revenue:
(AG), 5.00%, 7/1/26	$1,460	$ 1,478,154
(AG), 5.00%, 7/1/40	335	375,961
(AG), 5.00%, 7/1/41	650	721,436
		$ 6,525,195
Lease Revenue/Certificates of Participation — 5.1%
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/37	$675	$ 756,514
5.00%, 7/15/39	750	827,774
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/28	260	272,435
5.00%, 9/1/31	355	386,983
Cloverdale High School Building Corp., IN:
5.00%, 7/15/36	1,060	1,182,779
5.00%, 7/15/38	555	610,111
Golden, CO:
5.00%, 12/1/37	1,100	1,244,055
5.00%, 12/1/39	1,400	1,562,080
IPS Multi-School Building Corp., IN:
Social Bonds, 5.00%, 7/15/35	145	166,157
Social Bonds, 5.00%, 7/15/36	270	309,346
Social Bonds, 5.00%, 7/15/37	805	913,390
Larimer County, CO, (Ranch), 5.00%, 12/1/36	530	615,468
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,461,326
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,010,616
5.00%, 6/15/33	2,500	2,859,389
North Carolina, 5.00%, 5/1/33	800	930,581
St. Lucie County, FL, 5.00%, 10/1/40	3,435	3,873,217
Westfield High School Building Corp., IN, 5.00%, 7/15/36	1,475	1,647,546
Westfield-Washington Multi-School Building Corp., IN, 5.00%, 7/15/36	1,415	1,608,745
		$ 24,238,512
Other Revenue — 7.6%
Black Belt Energy Gas District, AL:
3.69%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,968,527
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,070,197
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,759,278
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,110,616
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	$880	$ 917,712
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,354,885
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	468,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,025	1,044,875
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,662,029
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,676,524
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,905,287
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.519%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,513,002
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	90	90,028
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.32%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,335	1,336,402
		$ 35,877,362
Senior Living/Life Care — 2.3%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,640	$ 2,564,088
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.02%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	433,748
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 4.625%, 10/1/30	1,590	1,596,907
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,107,917
5.00%, 1/1/30	1,265	1,277,650
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	170,623
Washington Housing Finance Commission, (Horizon House):
4.375%, 1/1/33	1,500	1,507,040
5.00%, 1/1/35	1,000	1,004,831
		$ 10,662,804
Solid Waste — 0.5%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/35	$2,055	$ 2,407,932
		$ 2,407,932

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 6.6%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(5)	$200	$ 196,150
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	345,370
1.15%, 7/1/27	750	724,302
Maryland Department of Transportation, 2.50%, 10/1/33	1,495	1,414,391
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,001,937
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	3,225	3,280,752
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	280	282,384
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 2/1/36	5,000	5,006,442
(SPA: Barclays Bank PLC), 2.50%, 11/1/44(3)	2,500	2,500,000
(SPA: JPMorgan Chase Bank, N.A.), 2.50%, 8/1/45(3)	2,000	2,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	2,000	2,309,956
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,415,122
4.50%, 7/1/34	5,185	5,185,137
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	276	112,985
Utah Transit Authority, 5.00%, 12/15/33	3,000	3,498,544
		$ 31,273,472
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,655,831
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,050	1,045,851
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/29	2,000	2,116,129
		$ 4,817,811
Transportation — 14.8%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,043,952
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.62%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,958,695
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,002,839
(AMT), 5.00%, 10/1/30	2,480	2,483,312
Charleston County Airport District, SC:
5.00%, 7/1/39	750	842,904
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Charleston County Airport District, SC: (continued)
5.00%, 7/1/40	$700	$ 777,297
5.00%, 7/1/42	730	794,204
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,217,747
(AMT), 5.25%, 11/15/26	1,000	1,020,925
(AMT), 5.25%, 11/15/27	1,100	1,149,884
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,642,708
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,184,384
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,049,576
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/46	4,240	4,245,230
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,389,513
(AMT), 5.00%, 10/1/29	2,000	2,070,797
(AMT), 5.00%, 10/1/32	6,360	6,438,007
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,099,507
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,023,530
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/28	4,800	5,043,883
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,521,241
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,046,048
(AMT), 5.00%, 4/1/40	4,945	4,946,281
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,569,234
(AMT), 5.00%, 7/1/32	2,225	2,284,789
		$ 69,846,487
Water and Sewer — 6.6%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	$1,805	$ 1,805,518
District of Columbia Water and Sewer Authority:
(SPA: Bank of America, N.A.), 2.55%, 10/1/60(3)	3,390	3,390,000
Green Bonds, 5.00%, 10/1/36	2,930	3,414,323
Grand Strand Water and Sewer Authority, SC, 2.00%, 6/1/33	690	623,642
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	2,750	3,144,258
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/36	1,500	1,758,685

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
King County, WA, Sewer Improvement and Refunding Revenue:
4.00%, 7/1/45	$6,950	$ 6,594,216
(SPA: U.S. Bank, N.A.), 2.50%, 1/1/65(3)	4,300	4,300,000
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 2.50%, 5/1/54(3)	6,000	6,000,000
		$ 31,030,642
Total Tax-Exempt Municipal Obligations (identified cost $429,386,072)		$434,036,441

Taxable Municipal Obligations — 5.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(5)	$500	$ 524,731
		$ 524,731
Electric Utilities — 0.7%
Lincoln, NE, Electric System Revenue, 1.499%, 9/1/30	$1,500	$ 1,345,491
South Carolina Public Service Authority, 4.71%, 12/1/28	2,000	2,040,469
		$ 3,385,960
General Obligations — 1.3%
California, 7.50%, 4/1/34(9)	$2,500	$ 2,918,854
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	697,632
Homewood, AL, 2.00%, 9/1/26	625	618,165
Honolulu City and County, HI, Green Bonds, 3.118%, 10/1/31	1,690	1,609,261
Nashua, NH, 1.40%, 1/15/33	375	312,417
		$ 6,156,329
Hospital — 0.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$640	$ 625,822
		$ 625,822
Housing — 1.3%
Maine Housing Authority, (SPA: TD Bank, N.A.), 3.90%, 11/15/50(2)	$3,250	$ 3,250,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 3.80%, 11/1/55(2)	$2,925	$ 2,925,000
		$ 6,175,000
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 350,372
		$ 350,372
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$2,035	$ 1,998,131
		$ 1,998,131
Senior Living/Life Care — 0.0%†
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$75	$ 74,482
		$ 74,482
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 381,041
		$ 381,041
Transportation — 1.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,492,458
		$ 7,492,458
Total Taxable Municipal Obligations (identified cost $26,922,547)		$ 27,164,326
Total Investments — 98.3% (identified cost $459,808,619)		$464,821,306
Other Assets, Less Liabilities — 1.7%		$ 7,991,876
Net Assets — 100.0%		$472,813,182
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $3,009,689 or 0.6% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(7)	When-issued security.
(8)	Security is in default and making only partial interest payments.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At December 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	11.8%
Others, representing less than 10% individually	85.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 6.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 4.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,620,539	$ —	$ 3,620,539
Tax-Exempt Municipal Obligations	—	434,036,441	—	434,036,441
Taxable Municipal Obligations	—	27,164,326	—	27,164,326
Total Investments	$—	$464,821,306	$—	$464,821,306
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.